Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Bausch & Lomb Corp
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-41380
Entity Tax Identification Number	98-1613662
Entity Address, Address Line One	520 Applewood Crescent
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4K 4B4
City Area Code	905
Local Phone Number	695-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	BLCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001860742
Amendment Flag	false